STOCK BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of warrants outstanding	$ 0